Long-Term Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
7. LONG-TERM INVESTMENTS
As of December 31, 2019 and 2020, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2019	2020	2019	2020
			US$	US$
Equity securities measured at cost:

Cashido Corp. (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	16.2%	16.2%	3,000	5,000

			3,000	5,000

In June 2018, the Company invested US$3,000 thousand in the preferred stock of Deep Vision which is accounted for under the cost method. Deep Vision is a developer of low-power
deep-learning processors. In March 2020, the Company invested additional US$2,000 thousand in the
 SAFE securities of Deep Vision.